Revenues	12 Months Ended
Dec. 31, 2011
Revenues
16	Revenues

	2009	2010	2011	2011
Revenues	RMB	RMB	RMB	USD
				(unaudited)
Software & Solutions
Channel Solutions	133,683,101	123,966,653	168,714,337	26,776,228
Management Solutions	72,395,869	81,812,009	116,036,055	18,415,791
Business Solutions	80,813,286	134,516,509	151,384,582	24,025,866
Platform	12,575,504	8,460,490	2,052,676	325,775
Maintenance Services	62,251,487	63,576,554	64,423,458	10,224,485

Total revenues	361,719,247	412,332,215	502,611,108	79,768,145
Business taxes	(7,249,519)	(8,688,023)	(13,500,885)	(2,142,692)

Net revenues	354,469,728	403,644,192	489,110,223	77,625,453